THE ALGER INSTITUTIONAL FUNDS
QUARTERLY REPORT
January 31, 2026 (UNAUDITED)

THE ALGER INSTITUTIONAL FUNDS
ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND
Schedule of Investments January 31, 2026 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—97.1%
AEROSPACE & DEFENSE—1.0%
HEICO Corp.	35,141	$ 11,628,508
HEICO Corp., Cl. A	69,694	17,743,396

		29,371,904
APPLICATION SOFTWARE—3.0%
AppLovin Corp., Cl. A*	165,176	78,146,417
Cadence Design Systems, Inc.*	12,161	3,604,034
IREN Ltd.*	106,175	5,705,844
Unity Software, Inc.*	141,565	4,119,542

		91,575,837
AUTOMOBILE MANUFACTURERS—3.7%
Tesla, Inc.*	266,632	114,761,079
AUTOMOTIVE RETAIL—0.2%
Carvana Co.*	14,394	5,773,577
BIOTECHNOLOGY—3.5%
Abivax SA ADR*	191,511	21,286,448
Arrowhead Pharmaceuticals, Inc.*	254,377	17,635,957
Ascendis Pharma A/S ADR*	44,572	10,077,729
Biogen, Inc.*	82,605	14,859,814
Cogent Biosciences, Inc.*	109,432	3,929,703
Natera, Inc.*	164,515	38,025,997
Roivant Sciences Ltd.*	138,524	2,994,889

		108,810,537
BROADLINE RETAIL—9.2%
Amazon.com, Inc.*	874,951	209,375,774
MercadoLibre, Inc.*	12,376	26,581,049
Sea Ltd., Cl. A ADR*	406,194	47,317,539

		283,274,362
COAL & CONSUMABLE FUELS—0.4%
Cameco Corp.	100,191	12,362,568
COMMERCIAL & RESIDENTIAL MORTGAGE FINANCE—0.8%
Rocket Cos., Inc., Cl. A	1,316,489	23,604,648
CONSTRUCTION MACHINERY & HEAVY TRANSPORTATION EQUIPMENT—0.3%
Caterpillar, Inc.	14,211	9,341,743
CONSTRUCTION MATERIALS—0.3%
Martin Marietta Materials, Inc.	15,890	10,359,486
CONSUMER FINANCE—0.3%
Figure Technology Solutions, Inc., Cl. A*	153,472	8,729,487
ELECTRIC UTILITIES—0.4%
Constellation Energy Corp.	49,060	13,770,161
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS
ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND
Schedule of Investments January 31, 2026 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—97.1% (CONT.)
ELECTRICAL COMPONENTS & EQUIPMENT—0.7%
Eaton Corp. PLC	8,937	$ 3,140,641
Vertiv Holdings Co., Cl. A	101,325	18,864,688

		22,005,329
ENVIRONMENTAL & FACILITIES SERVICES—0.8%
GFL Environmental, Inc.	586,527	25,191,335
FINANCIAL EXCHANGES & DATA—0.7%
S&P Global, Inc.	41,298	21,796,671
HEALTH CARE DISTRIBUTORS—0.4%
Cardinal Health, Inc.	55,330	11,889,310
HEALTHCARE EQUIPMENT—1.2%
Boston Scientific Corp.*	161,339	15,090,037
Intuitive Surgical, Inc.*	41,659	21,005,301

		36,095,338
HEAVY ELECTRICAL EQUIPMENT—1.0%
GE Vernova, Inc.	42,727	31,035,611
HOME FURNISHINGS—0.4%
Somnigroup International, Inc.	148,273	13,025,783
HOUSEHOLD APPLIANCES—0.2%
SharkNinja, Inc.*	63,691	7,528,276
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—2.8%
Talen Energy Corp.*	222,448	77,491,985
Vistra Corp.	58,104	9,200,769

		86,692,754
INTERACTIVE MEDIA & SERVICES—11.3%
Alphabet, Inc., Cl. C	494,611	167,440,662
Meta Platforms, Inc., Cl. A	249,326	178,642,079

		346,082,741
INTERNET SERVICES & INFRASTRUCTURE—2.1%
Cloudflare, Inc., Cl. A*	38,132	6,762,710
MongoDB, Inc., Cl. A*	66,147	24,562,365
Okta, Inc., Cl. A*	101,922	8,610,371
Shopify, Inc., Cl. A*	90,403	11,863,586
Twilio, Inc., Cl. A*	105,665	12,728,406

		64,527,438
INVESTMENT BANKING & BROKERAGE—0.6%
Robinhood Markets, Inc., Cl. A*	198,476	19,744,392
LIFE SCIENCES TOOLS & SERVICES—0.4%
Repligen Corp.*	73,719	11,011,407
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS
ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND
Schedule of Investments January 31, 2026 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—97.1% (CONT.)
MANAGED HEALTHCARE—0.5%
UnitedHealth Group, Inc.	50,025	$ 14,353,673
MOVIES & ENTERTAINMENT—3.4%
Liberty Media Corp. Series C Liberty Formula One*	114,290	9,945,516
Netflix, Inc.*	420,468	35,104,873
Roku, Inc., Cl. A*	253,058	24,091,122
Sphere Entertainment Co., Cl. A*	33,710	3,219,642
Spotify Technology SA*	61,781	30,912,123

		103,273,276
PHARMACEUTICALS—1.4%
AstraZeneca PLC ADR	208,596	19,351,451
Eli Lilly & Co.	21,923	22,737,439

		42,088,890
SEMICONDUCTORS—23.0%
Astera Labs, Inc.*	197,651	29,770,194
Broadcom, Inc.	400,302	132,620,053
NVIDIA Corp.	2,051,799	392,160,343
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	465,276	153,801,634

		708,352,224
SOFT DRINKS & NON-ALCOHOLIC BEVERAGES—0.2%
Celsius Holdings, Inc.*	115,817	6,078,076
SPECIALTY CHEMICALS—0.4%
DuPont de Nemours, Inc.	272,964	11,988,579
SYSTEMS SOFTWARE—12.2%
Microsoft Corp.	654,098	281,451,828
Nebius Group NV, Cl. A*	1,110,188	94,576,916

		376,028,744
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—7.9%
Apple, Inc.	633,694	164,430,919
Seagate Technology Holdings PLC	23,091	9,413,970
Western Digital Corp.	281,379	70,409,467

		244,254,356
TRADING COMPANIES & DISTRIBUTORS—1.8%
EquipmentShare.com, Inc., Cl. A*	244,250	7,596,175
QXO, Inc.*	2,160,036	47,909,599

		55,505,774
TRANSACTION & PAYMENT PROCESSING SERVICES—0.6%
Visa, Inc., Cl. A	54,987	17,696,466
TOTAL COMMON STOCKS (Cost $1,247,806,980)		2,987,981,832
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS
ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND
Schedule of Investments January 31, 2026 (Unaudited) (Continued)

	SHARES	VALUE
PREFERRED STOCKS—2.7%
APPLICATION SOFTWARE—2.0%
Databricks, Inc., Series J(a),*,@	239,567	$ 45,517,730
Databricks, Inc., Series K(a),*,@	4,447	844,930
Databricks, Inc., Series L(a),*,@	41,665	7,916,350
SB Technology, Inc., Series E(a),*,@	365,046	6,282,442

		60,561,452
INDUSTRIAL MACHINERY & SUPPLIES & COMPONENTS—0.7%
Apptronik, Inc., Series A-X1(a),*,@	231,892	8,572,398
Figure AI, Inc., Series C(a),*,@	69,445	13,537,023

		22,109,421
TOTAL PREFERRED STOCKS (Cost $59,135,212)		82,670,873
SPECIAL PURPOSE VEHICLE—0.4%
APPLICATION SOFTWARE—0.4%
Disruptive Technology Solutions LI, LLC(a),*,@		12,879,000
(Cost $13,297,567)		12,879,000

Total Investments (Cost $1,320,239,759)	100.2%	$3,083,531,705
Unaffiliated Securities (Cost $1,320,239,759)		3,083,531,705
Liabilities in Excess of Other Assets	(0.2)%	(6,928,031)
NET ASSETS	100.0%	$3,076,603,674

ADR	American Depositary Receipts

(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures approved by the Board of Trustees.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

Security	Acquisition Date(s)	Acquisition Cost	Market Value	% of net assets as of 1/31/2026
Apptronik, Inc., Series A-X1	1/29/26	$8,572,398	$8,572,398	0.3%
Databricks, Inc., Series J	12/17/24	22,159,947	45,517,730	1.5%
Databricks, Inc., Series K	9/8/25	667,050	844,930	0.0%
Databricks, Inc., Series L	12/16/25	7,916,350	7,916,350	0.3%
Disruptive Technology Solutions LI, LLC	11/4/25	13,297,567	12,879,000	0.4%
Figure AI, Inc., Series C	11/18/25	13,537,025	13,537,023	0.4%
SB Technology, Inc., Series E	10/23/24	6,282,442	6,282,442	0.2%
Total		$72,432,779	$95,549,873	3.1%
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS | ALGER FOCUS EQUITY FUND
Schedule of Investments January 31, 2026 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—94.9%
AEROSPACE & DEFENSE—0.9%
HEICO Corp., Cl. A	183,723	$ 46,774,039
APPLICATION SOFTWARE—2.4%
AppLovin Corp., Cl. A*	208,620	98,700,208
Unity Software, Inc.*	663,848	19,317,977

		118,018,185
AUTOMOBILE MANUFACTURERS—3.9%
Tesla, Inc.*	448,042	192,841,757
BIOTECHNOLOGY—3.1%
Abivax SA ADR*	328,226	36,482,320
Arrowhead Pharmaceuticals, Inc.*	527,231	36,552,925
Biogen, Inc.*	161,134	28,986,395
Cogent Biosciences, Inc.*	204,318	7,337,060
Natera, Inc.*	187,530	43,345,684

		152,704,384
BROADLINE RETAIL—11.5%
Amazon.com, Inc.*	1,719,815	411,551,730
MercadoLibre, Inc.*	26,136	56,134,639
Sea Ltd., Cl. A ADR*	888,321	103,480,513

		571,166,882
COMMERCIAL & RESIDENTIAL MORTGAGE FINANCE—1.0%
Rocket Cos., Inc., Cl. A	2,715,885	48,695,818
CONSTRUCTION MACHINERY & HEAVY TRANSPORTATION EQUIPMENT—0.3%
Caterpillar, Inc.	23,648	15,545,249
CONSTRUCTION MATERIALS—0.3%
Martin Marietta Materials, Inc.	22,312	14,546,308
CONSUMER FINANCE—0.3%
Figure Technology Solutions, Inc., Cl. A*	267,998	15,243,726
ELECTRIC UTILITIES—0.4%
Constellation Energy Corp.	75,603	21,220,250
ENVIRONMENTAL & FACILITIES SERVICES—0.5%
GFL Environmental, Inc.	637,500	27,380,625
FINANCIAL EXCHANGES & DATA—0.5%
S&P Global, Inc.	49,059	25,892,850
HEALTHCARE EQUIPMENT—1.0%
Boston Scientific Corp.*	232,742	21,768,359
Intuitive Surgical, Inc.*	57,562	29,023,912

		50,792,271
HEAVY ELECTRICAL EQUIPMENT—1.5%
GE Vernova, Inc.	101,486	73,716,386
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS | ALGER FOCUS EQUITY FUND
Schedule of Investments January 31, 2026 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—94.9% (CONT.)
HOME FURNISHINGS—0.6%
Somnigroup International, Inc.	322,954	$ 28,371,509
HOUSEHOLD APPLIANCES—0.5%
SharkNinja, Inc.*	227,639	26,906,930
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—2.7%
Talen Energy Corp.*	365,900	127,464,924
Vistra Corp.	48,641	7,702,302

		135,167,226
INTERACTIVE MEDIA & SERVICES—10.6%
Alphabet, Inc., Cl. C	870,791	294,788,877
Meta Platforms, Inc., Cl. A	329,821	236,316,747

		531,105,624
INTERNET SERVICES & INFRASTRUCTURE—0.6%
MongoDB, Inc., Cl. A*	80,102	29,744,276
INVESTMENT BANKING & BROKERAGE—0.2%
Robinhood Markets, Inc., Cl. A*	104,537	10,399,341
MOVIES & ENTERTAINMENT—3.5%
Liberty Media Corp. Series C Liberty Formula One*	281,583	24,503,353
Netflix, Inc.*	553,672	46,226,075
Roku, Inc., Cl. A*	622,117	59,225,538
Spotify Technology SA*	91,380	45,721,983

		175,676,949
PHARMACEUTICALS—0.8%
AstraZeneca PLC ADR	432,379	40,111,800
SEMICONDUCTORS—25.1%
Astera Labs, Inc.*	422,488	63,635,142
Broadcom, Inc.	636,577	210,897,960
NVIDIA Corp.	3,677,506	702,881,722
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	833,659	275,574,319

		1,252,989,143
SPECIALTY CHEMICALS—0.4%
DuPont de Nemours, Inc.	399,792	17,558,865
SYSTEMS SOFTWARE—13.0%
Microsoft Corp.	1,051,870	452,609,142
Nebius Group NV, Cl. A*	2,313,894	197,120,630

		649,729,772
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—6.7%
Apple, Inc.	876,620	227,465,358
Western Digital Corp.	421,719	105,526,745

		332,992,103
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS | ALGER FOCUS EQUITY FUND
Schedule of Investments January 31, 2026 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—94.9% (CONT.)
TRADING COMPANIES & DISTRIBUTORS—2.6%
QXO, Inc.*	5,811,486	$ 128,898,759
TOTAL COMMON STOCKS (Cost $3,305,320,800)		4,734,191,027
PREFERRED STOCKS—3.0%
APPLICATION SOFTWARE—2.6%
Databricks, Inc., Series J(a),*,@	552,095	104,898,050
Databricks, Inc., Series K(a),*,@	10,005	1,900,950
Databricks, Inc., Series L(a),*,@	9,809	1,863,710
SB Technology, Inc., Series E(a),*,@	1,317,338	22,671,387

		131,334,097
INDUSTRIAL MACHINERY & SUPPLIES & COMPONENTS—0.4%
Figure AI, Inc., Series C(a),*,@	98,079	19,118,694
TOTAL PREFERRED STOCKS (Cost $96,223,330)		150,452,791
SPECIAL PURPOSE VEHICLE—0.6%
APPLICATION SOFTWARE—0.6%
Disruptive Technology Solutions LI, LLC(a),(b),*,@		27,433,000
(Cost $28,324,572)		27,433,000
SHORT-TERM SECURITIES—0.7%
MONEY MARKET FUNDS—0.7%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.58%(c)	37,588,391	37,588,391
(Cost $37,588,391)		37,588,391

Total Investments (Cost $3,467,457,093)	99.2%	$4,949,665,209
Affiliated Securities (Cost $28,324,572)		27,433,000
Unaffiliated Securities (Cost $3,439,132,521)		4,922,232,209
Other Assets in Excess of Liabilities	0.8%	37,661,056
NET ASSETS	100.0%	$4,987,326,265

ADR	American Depositary Receipts

(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures approved by the Board of Trustees.
(b)	Deemed an affiliate of the Fund in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 4 - Affiliated Securities.
(c)	Rate shown reflects 7-day effective yield as of January 31, 2026.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS | ALGER FOCUS EQUITY FUND
Schedule of Investments January 31, 2026 (Unaudited) (Continued)

Security	Acquisition Date(s)	Acquisition Cost	Market Value	% of net assets as of 1/31/2026
Databricks, Inc., Series J	12/17/24	$51,068,787	$104,898,050	2.1%
Databricks, Inc., Series K	9/8/25	1,500,750	1,900,950	0.0%
Databricks, Inc., Series L	12/16/25	1,863,710	1,863,710	0.0%
Disruptive Technology Solutions LI, LLC	11/4/25	28,324,572	27,433,000	0.6%
Figure AI, Inc., Series C	11/18/25	19,118,696	19,118,694	0.4%
SB Technology, Inc., Series E	10/23/24 - 12/18/24	22,671,387	22,671,387	0.5%
Total		$124,547,902	$177,885,791	3.6%
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS | ALGER MID CAP GROWTH INSTITUTIONAL FUND
Schedule of Investments January 31, 2026 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—95.0%
AEROSPACE & DEFENSE—5.5%
Axon Enterprise, Inc.*	1,391	$ 672,660
HEICO Corp.	2,388	790,213
Howmet Aerospace, Inc.	7,514	1,563,513

		3,026,386
APPAREL ACCESSORIES & LUXURY GOODS—0.6%
lululemon athletica, inc.*	1,973	344,288
APPAREL RETAIL—1.7%
Burlington Stores, Inc.*	3,088	913,616
APPLICATION SOFTWARE—4.4%
AppLovin Corp., Cl. A*	1,098	519,475
Fair Isaac Corp.*	288	421,393
Guidewire Software, Inc.*	755	106,274
Procore Technologies, Inc.*	3,284	185,513
The Descartes Systems Group, Inc.*	10,836	809,248
Unity Software, Inc.*	13,477	392,181

		2,434,084
ASSET MANAGEMENT & CUSTODY BANKS—1.4%
Ares Management Corp., Cl. A	2,477	370,732
Blue Owl Capital, Inc., Cl. A	29,337	400,157

		770,889
AUTOMOTIVE RETAIL—4.3%
Carvana Co.*	2,798	1,122,306
O'Reilly Automotive, Inc.*	12,591	1,239,080

		2,361,386
BIOTECHNOLOGY—5.6%
Abivax SA ADR*	4,283	476,056
Arrowhead Pharmaceuticals, Inc.*	5,865	406,620
Cogent Biosciences, Inc.*	4,119	147,913
Natera, Inc.*	6,529	1,509,113
Revolution Medicines, Inc.*	1,486	144,068
uniQure NV*	2,554	58,027
Vaxcyte, Inc.*	6,241	334,330

		3,076,127
CARGO GROUND TRANSPORTATION—0.9%
Saia, Inc.*	1,547	518,044
COMMERCIAL & RESIDENTIAL MORTGAGE FINANCE—1.2%
Rocket Cos., Inc., Cl. A	36,688	657,816
CONSTRUCTION & ENGINEERING—2.3%
Comfort Systems USA, Inc.	1,114	1,272,299
CONSTRUCTION MATERIALS—1.5%
Martin Marietta Materials, Inc.	1,237	806,462
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS | ALGER MID CAP GROWTH INSTITUTIONAL FUND
Schedule of Investments January 31, 2026 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—95.0% (CONT.)
CONSUMER FINANCE—0.4%
Figure Technology Solutions, Inc., Cl. A*	4,189	$ 238,270
ELECTRICAL COMPONENTS & EQUIPMENT—1.9%
Vertiv Holdings Co., Cl. A	5,724	1,065,694
ELECTRONIC COMPONENTS—2.1%
Amphenol Corp., Cl. A	8,135	1,172,091
ELECTRONIC EQUIPMENT & INSTRUMENTS—0.8%
Novanta, Inc.*	3,053	410,751
ENVIRONMENTAL & FACILITIES SERVICES—2.9%
GFL Environmental, Inc.	36,783	1,579,830
HEALTHCARE EQUIPMENT—1.6%
IDEXX Laboratories, Inc.*	1,337	896,405
HEALTHCARE SERVICES—1.3%
Guardant Health, Inc.*	6,247	712,408
HOME IMPROVEMENT RETAIL—0.2%
Floor & Decor Holdings, Inc., Cl. A*	1,900	125,324
HOMEBUILDING—1.6%
NVR, Inc.*	118	901,016
HOMEFURNISHING RETAIL—1.0%
Wayfair, Inc., Cl. A*	5,021	519,623
HOTELS RESORTS & CRUISE LINES—4.3%
Hilton Worldwide Holdings, Inc.	4,188	1,250,160
Viking Holdings Ltd.*	15,419	1,112,481

		2,362,641
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—2.7%
Talen Energy Corp.*	2,180	759,425
Vistra Corp.	4,545	719,701

		1,479,126
INDUSTRIAL MACHINERY & SUPPLIES & COMPONENTS—3.3%
RBC Bearings, Inc.*	3,629	1,813,302
INSURANCE BROKERS—1.7%
Ryan Specialty Holdings, Inc., Cl. A	19,395	936,391
INTERACTIVE HOME ENTERTAINMENT—0.7%
Roblox Corp., Cl. A*	5,671	372,925
INTERNET SERVICES & INFRASTRUCTURE—4.9%
Cloudflare, Inc., Cl. A*	7,462	1,323,386
MongoDB, Inc., Cl. A*	1,771	657,625
Twilio, Inc., Cl. A*	5,914	712,401

		2,693,412
INVESTMENT BANKING & BROKERAGE—0.7%
Robinhood Markets, Inc., Cl. A*	3,960	393,941
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS | ALGER MID CAP GROWTH INSTITUTIONAL FUND
Schedule of Investments January 31, 2026 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—95.0% (CONT.)
LIFE & HEALTH INSURANCE—0.6%
Oscar Health, Inc., Cl. A*	21,372	$ 306,688
LIFE SCIENCES TOOLS & SERVICES—4.4%
Repligen Corp.*	10,135	1,513,865
West Pharmaceutical Services, Inc.	3,838	887,039

		2,400,904
MOVIES & ENTERTAINMENT—3.9%
Spotify Technology SA*	1,028	514,360
TKO Group Holdings, Inc., Cl. A	8,096	1,640,087

		2,154,447
PERSONAL CARE PRODUCTS—2.3%
e.l.f. Beauty, Inc.*	14,672	1,246,973
PROPERTY & CASUALTY INSURANCE—1.7%
Intact Financial Corp.	5,188	944,558
REAL ESTATE SERVICES—3.5%
CBRE Group, Inc., Cl. A*	9,946	1,694,102
CoStar Group, Inc.*	3,911	240,527

		1,934,629
RESEARCH & CONSULTING SERVICES—1.3%
Verisk Analytics, Inc.	3,295	716,531
RESTAURANTS—2.1%
Chipotle Mexican Grill, Inc.*	19,129	743,544
Wingstop, Inc.	1,547	410,620

		1,154,164
SEMICONDUCTORS—2.8%
Astera Labs, Inc.*	3,611	543,889
Monolithic Power Systems, Inc.	893	1,003,866

		1,547,755
SOFT DRINKS & NON-ALCOHOLIC BEVERAGES—2.4%
Celsius Holdings, Inc.*	25,198	1,322,391
SYSTEMS SOFTWARE—1.2%
Nebius Group NV, Cl. A*	6,177	526,219
Rubrik, Inc., Cl. A*	1,888	105,633

		631,852
TRADING COMPANIES & DISTRIBUTORS—7.3%
FTAI Aviation Ltd.	8,284	2,255,899
QXO, Inc.*	53,741	1,191,975
United Rentals, Inc.	679	531,019

		3,978,893
TOTAL COMMON STOCKS (Cost $39,907,217)		52,194,332
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS | ALGER MID CAP GROWTH INSTITUTIONAL FUND
Schedule of Investments January 31, 2026 (Unaudited) (Continued)

	SHARES	VALUE
PREFERRED STOCKS—1.0%
APPLICATION SOFTWARE—0.5%
SB Technology, Inc., Series E(a),*,@	16,281	$ 280,196
INDUSTRIAL MACHINERY & SUPPLIES & COMPONENTS—0.5%
Apptronik, Inc., Series A-X1*,@	3,171	117,223
Figure AI, Inc., Series C*,@	711	138,596

		255,819
TOTAL PREFERRED STOCKS (Cost $536,015)		536,015
RIGHTS—0.0%
BIOTECHNOLOGY—0.0%
Tolero CDR(a),*,@	422,928	—
(Cost $226,186)		—
SPECIAL PURPOSE VEHICLE—0.3%
APPLICATION SOFTWARE—0.3%
Disruptive Technology Solutions LI, LLC(a),*,@		157,000
(Cost $162,103)		157,000
WARRANTS—0.0%
APPLICATION SOFTWARE—0.0%
Constellation Software, Inc., 3/31/40(a),*	638	—
(Cost $0)		—
SHORT-TERM SECURITIES—3.0%
MONEY MARKET FUNDS—3.0%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.58%(b)	1,652,155	1,652,155
(Cost $1,652,155)		1,652,155

Total Investments (Cost $42,483,676)	99.3%	$54,539,502
Unaffiliated Securities (Cost $42,483,676)		54,539,502
Other Assets in Excess of Liabilities	0.7%	394,419
NET ASSETS	100.0%	$54,933,921

ADR	American Depositary Receipts
CDR	Contingent Deferred Rights

(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures approved by the Board of Trustees.
(b)	Rate shown reflects 7-day effective yield as of January 31, 2026.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS | ALGER MID CAP GROWTH INSTITUTIONAL FUND
Schedule of Investments January 31, 2026 (Unaudited) (Continued)

Security	Acquisition Date(s)	Acquisition Cost	Market Value	% of net assets as of 1/31/2026
Apptronik, Inc., Series A-X1	1/29/26	$117,223	$117,223	0.2%
Disruptive Technology Solutions LI, LLC	11/04/25	162,103	157,000	0.3%
Figure AI, Inc., Series C	11/18/25	138,596	138,596	0.3%
SB Technology, Inc., Series E	10/23/24	280,196	280,196	0.5%
Tolero CDR	2/6/17	226,186	—	0.0%
Total		$924,304	$693,015	1.3%
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS | ALGER SMALL CAP GROWTH INSTITUTIONAL FUND
Schedule of Investments January 31, 2026 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—97.5%
AEROSPACE & DEFENSE—6.9%
AeroVironment, Inc.*	2,786	$ 775,594
Archer Aviation, Inc., Cl. A*	34,778	250,054
Astronics Corp.*	4,544	344,208
Bombardier, Inc., Cl. B*	8,935	1,526,362
Howmet Aerospace, Inc.	2,016	419,489
Karman Holdings, Inc.*	6,376	661,829
Loar Holdings, Inc.*	9,060	621,335
VSE Corp.	3,687	805,867
York Space Systems, Inc.*	323	10,966

		5,415,704
APPAREL RETAIL—3.5%
Abercrombie & Fitch Co., Cl. A*	1,733	169,193
Aritzia, Inc.*	14,858	1,171,160
Victoria's Secret & Co.*	25,732	1,402,651

		2,743,004
APPLICATION SOFTWARE—9.0%
BlackLine, Inc.*	11,399	529,711
Core Scientific, Inc.*	10,497	188,841
Guidewire Software, Inc.*	6,751	950,271
InterDigital, Inc.	4,506	1,470,939
Manhattan Associates, Inc.*	3,876	585,315
nCino, Inc.*	19,037	406,440
PAR Technology Corp.*	2,953	77,398
Q2 Holdings, Inc.*	13,319	815,789
Riot Platforms, Inc.*	13,257	205,086
SPS Commerce, Inc.*	10,031	895,367
Terawulf, Inc.*	42,081	562,623
Vertex, Inc., Cl. A*	20,381	378,067

		7,065,847
ASSET MANAGEMENT & CUSTODY BANKS—1.3%
Galaxy Digital, Inc., Cl. A*	30,653	866,254
Hamilton Lane, Inc., Cl. A	1,007	142,228

		1,008,482
BIOTECHNOLOGY—17.0%
Abivax SA ADR*	10,634	1,181,969
Absci Corp.*	195,330	584,037
Arrowhead Pharmaceuticals, Inc.*	16,771	1,162,733
Bridgebio Pharma, Inc.*	5,691	439,744
CareDx, Inc.*	32,880	675,684
Centessa Pharmaceuticals PLC ADR*	18,325	450,245
Cogent Biosciences, Inc.*	11,808	424,025
Forte Biosciences, Inc.*	59,127	1,730,647
Insmed, Inc.*	10,863	1,704,079
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS | ALGER SMALL CAP GROWTH INSTITUTIONAL FUND
Schedule of Investments January 31, 2026 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—97.5% (CONT.)
BIOTECHNOLOGY—17.0% (CONT.)
Ionis Pharmaceuticals, Inc.*	5,560	$ 459,645
Natera, Inc.*	7,541	1,743,027
Nuvalent, Inc., Cl. A*	15,992	1,645,417
Palvella Therapeutics, Inc.*	3,141	240,883
Soleno Therapeutics, Inc.*	5,177	199,625
Twist Bioscience Corp.*	14,438	592,969
uniQure NV*	3,822	86,836

		13,321,565
BUILDING PRODUCTS—2.3%
CSW Industrials, Inc.	4,731	1,277,275
Modine Manufacturing Co.*	2,571	474,761

		1,752,036
CONSTRUCTION & ENGINEERING—3.4%
Construction Partners, Inc., Cl. A*	5,607	616,097
Tutor Perini Corp.	26,114	2,060,134

		2,676,231
CONSUMER FINANCE—0.2%
Upstart Holdings, Inc.*	3,580	140,515
CONSUMER STAPLES MERCHANDISE RETAIL—1.1%
BJ's Wholesale Club Holdings, Inc.*	9,113	842,406
EDUCATION SERVICES—0.4%
Universal Technical Institute, Inc.*	12,267	341,391
ELECTRIC UTILITIES—0.5%
IDACORP, Inc.	2,771	367,961
ELECTRICAL COMPONENTS & EQUIPMENT—0.6%
Enovix Corp.*	68,452	453,152
ELECTRONIC MANUFACTURING SERVICES—1.5%
Fabrinet*	2,438	1,193,255
ENVIRONMENTAL & FACILITIES SERVICES—0.4%
Casella Waste Systems, Inc., Cl. A*	2,856	288,113
FINANCIAL EXCHANGES & DATA—0.2%
Gemini Space Station, Inc., Cl. A*	467	3,895
MarketAxess Holdings, Inc.	934	158,061

		161,956
HEALTHCARE EQUIPMENT—3.7%
Glaukos Corp.*	2,750	328,295
Impulse Dynamics PLC, Series A(a),*,@	1,756,939	65,007
Integer Holdings Corp.*	3,133	272,132
iRhythm Technologies, Inc.*	5,252	811,487
Penumbra, Inc.*	2,044	732,099
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS | ALGER SMALL CAP GROWTH INSTITUTIONAL FUND
Schedule of Investments January 31, 2026 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—97.5% (CONT.)
HEALTHCARE EQUIPMENT—3.7% (CONT.)
TransMedics Group, Inc.*	5,174	$ 693,187

		2,902,207
HEALTHCARE SERVICES—5.6%
GeneDx Holdings Corp., Cl. A*	15,279	1,470,757
Guardant Health, Inc.*	25,657	2,925,924

		4,396,681
HEALTHCARE SUPPLIES—0.1%
Neogen Corp.*	9,055	92,542
HEALTHCARE TECHNOLOGY—0.7%
Certara, Inc.*	15,160	133,256
HeartFlow, Inc.*	12,877	384,636

		517,892
HEAVY ELECTRICAL EQUIPMENT—1.3%
Bloom Energy Corp., Cl. A*	6,504	984,511
INDUSTRIAL MACHINERY & SUPPLIES & COMPONENTS—6.4%
Gates Industrial Corp. PLC*	88,977	2,048,250
RBC Bearings, Inc.*	5,976	2,986,028

		5,034,278
INTERACTIVE MEDIA & SERVICES—0.8%
Reddit, Inc., Cl. A*	3,513	633,289
INTERNET SERVICES & INFRASTRUCTURE—0.7%
Whitefiber, Inc.*	13,733	267,931
Wix.com Ltd.*	3,155	273,980

		541,911
INVESTMENT BANKING & BROKERAGE—0.6%
Moelis & Co., Cl. A	6,072	435,180
LEISURE FACILITIES—2.0%
Life Time Group Holdings, Inc.*	12,576	366,842
Planet Fitness, Inc., Cl. A*	13,063	1,189,255

		1,556,097
LIFE SCIENCES TOOLS & SERVICES—6.9%
10X Genomics, Inc., Cl. A*	16,200	327,240
Adaptive Biotechnologies Corp.*	85,183	1,575,885
Bio-Techne Corp.	21,139	1,354,799
CryoPort, Inc.*	85,432	812,458
MaxCyte, Inc.*	63,799	57,853
Repligen Corp.*	5,825	870,080
Tempus AI, Inc.*	6,784	405,819

		5,404,134
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS | ALGER SMALL CAP GROWTH INSTITUTIONAL FUND
Schedule of Investments January 31, 2026 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—97.5% (CONT.)
PASSENGER AIRLINES—1.6%
Joby Aviation, Inc.*	120,818	$ 1,277,046
PERSONAL CARE PRODUCTS—0.3%
Oddity Tech, Ltd., Cl. A*	7,936	260,618
PHARMACEUTICALS—0.1%
Belite Bio, Inc. ADR*	259	43,771
Terns Pharmaceuticals, Inc.*	1,552	53,699

		97,470
RESTAURANTS—2.7%
Kura Sushi USA, Inc., Cl. A*	5,478	365,985
Shake Shack, Inc., Cl. A*	8,011	709,534
Wingstop, Inc.	3,755	996,690

		2,072,209
SEMICONDUCTORS—5.1%
Astera Labs, Inc.*	8,330	1,254,665
Credo Technology Group Holding, Ltd.*	6,836	856,414
Rambus, Inc.*	11,390	1,296,524
Universal Display Corp.	5,297	608,201

		4,015,804
SOFT DRINKS & NON-ALCOHOLIC BEVERAGES—0.5%
Celsius Holdings, Inc.*	7,791	408,872
SPECIALTY CHEMICALS—0.1%
Balchem Corp.	606	103,123
SYSTEMS SOFTWARE—1.7%
Nebius Group NV, Cl. A*	14,116	1,202,542
Netskope, Inc., Cl. A*	1,445	21,458
Varonis Systems, Inc.*	3,759	112,169

		1,336,169
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—0.6%
IonQ, Inc.*	11,117	444,458
TRADING COMPANIES & DISTRIBUTORS—2.7%
FTAI Aviation Ltd.	5,720	1,557,671
Xometry, Inc., Cl. A*	9,348	534,051

		2,091,722
TRANSACTION & PAYMENT PROCESSING SERVICES—5.0%
Chime Financial, Inc., Cl. A*	153,570	3,903,749
TOTAL COMMON STOCKS (Cost $56,421,076)		76,281,580
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS | ALGER SMALL CAP GROWTH INSTITUTIONAL FUND
Schedule of Investments January 31, 2026 (Unaudited) (Continued)

	SHARES	VALUE
PREFERRED STOCKS—0.2%
HEALTHCARE EQUIPMENT—0.2%
Impulse Dynamics PLC, Series F-3(a),*,@	2,914,012	$ 166,098
TOTAL PREFERRED STOCKS (Cost $152,451)		166,098
RIGHTS—0.1%
BIOTECHNOLOGY—0.0%
Mirati Therapeutics, Inc. CVR(a),*,@	5,478	6,409
Tolero CDR(a),*,@	528,559	—

		6,409
PHARMACEUTICALS—0.1%
Fusion Pharmaceuticals, Inc. CVR(a),*,@	31,282	35,975
TOTAL RIGHTS (Cost $285,726)		42,384
SPECIAL PURPOSE VEHICLE—0.5%
APPLICATION SOFTWARE—0.5%
Disruptive Technology Solutions LI, LLC(a),*,@		402,001
(Cost $415,065)		402,001
SHORT-TERM SECURITIES—1.8%
MONEY MARKET FUNDS—1.8%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.58%(b)	1,374,974	1,374,974
(Cost $1,374,974)		1,374,974

Total Investments (Cost $58,649,292)	100.1%	$78,267,037
Unaffiliated Securities (Cost $58,649,292)		78,267,037
Liabilities in Excess of Other Assets	(0.1)%	(72,862)
NET ASSETS	100.0%	$78,194,175

ADR	American Depositary Receipts
CDR	Contingent Deferred Rights
CVR	Contingent Value Rights

(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures approved by the Board of Trustees.
(b)	Rate shown reflects 7-day effective yield as of January 31, 2026.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS | ALGER SMALL CAP GROWTH INSTITUTIONAL FUND
Schedule of Investments January 31, 2026 (Unaudited) (Continued)

Security	Acquisition Date(s)	Acquisition Cost	Market Value	% of net assets as of 1/31/2026
Disruptive Technology Solutions LI, LLC	11/4/25	$415,065	$402,001	0.5%
Fusion Pharmaceuticals, Inc. CVR	6/5/24	—	35,975	0.1%
Impulse Dynamics PLC, Series A	2/11/22	1,756,940	65,007	0.1%
Impulse Dynamics PLC, Series F-3	2/5/24	152,451	166,098	0.2%
Mirati Therapeutics, Inc. CVR	1/24/24	—	6,409	0.0%
Tolero CDR	2/6/17	285,726	—	0.0%
Total		$2,610,182	$675,490	0.9%
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1 — General:

The Alger Institutional Funds (the “Trust”) is an open-end registered investment company organized as a business trust under the laws of  the Commonwealth of Massachusetts. The Trust qualifies as an investment company as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946 – Financial Services – Investment Companies. The Trust operates as a series company currently offering an unlimited number of  shares of  beneficial interest in four series – Alger Capital Appreciation Institutional Fund, Alger Focus Equity Fund, Alger Mid Cap Growth Institutional Fund and Alger Small Cap Growth Institutional Fund (collectively, the “Funds” or individually, each a “Fund”). The Funds normally invest primarily in equity securities and each has an investment objective of  long-term capital appreciation.
Each Fund offers one or more of  the following share classes: Class A, C, I, R, Y, Z and Z-2. Class A shares are generally subject to an initial sales charge while Class C shares are generally subject to a deferred sales charge. Class I, R, Y, Z and Z-2 shares are generally sold to institutional investors and are sold without an initial or deferred sales charge and Class Y, Z and Z-2 shares are generally subject to a minimum initial investment of $500,000. Class C shares will automatically convert to Class A shares on the fifth business day of  the month following the eighth anniversary of  the purchase date of  a shareholder’s Class C shares, without the imposition of  any sales load, fee or other charge. Class C shares held at certain dealers may not convert to Class A shares or may be converted on a different schedule. At conversion, a proportionate amount of shares representing reinvested dividends and distributions will also be converted into Class A shares. Effective August 27, 2019, Class C shares were closed to direct shareholders and are only available for purchase through certain financial intermediaries and group retirement plan recordkeeping platforms. Each class has identical rights to assets and earnings, except that each share class bears the pro rata allocation of  the Fund’s expenses other than a class expense (not including advisory or custodial fees or other expenses related to the management of  the Fund’s assets).
NOTE 2 — Significant Accounting Policies:

(a) Investment Valuation: The Funds value their financial instruments at fair value using independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the "Board"). Investments held by the Funds are valued on each day the New York Stock Exchange (the “NYSE”) is open, as of the close of the NYSE (normally 4:00 p.m. Eastern Time).
The Board has designated, pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “1940 Act”), Fred Alger Management, LLC, the Funds' investment adviser (“Alger Management” or the “Investment Manager”), as its valuation designee (the “Valuation Designee”) to make fair

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

value determinations subject to the Board’s review and oversight. The Valuation Designee has established a Valuation Committee (“Committee”) comprised of representatives of the Investment Manager and officers of the Funds to assist in performing the duties and responsibilities of the Valuation Designee.
The Valuation Designee has established valuation processes including but not limited to: (i) making fair value determinations when market quotations for financial instruments are not readily available in accordance with valuation policies and procedures adopted by the Board; (ii) assessing and managing material risks associated with fair valuation determinations; (iii) selecting, applying and testing fair valuation methodologies; and (iv) overseeing and evaluating pricing services used by the Funds. The Valuation Designee regularly reports its fair valuation determinations and related valuation information to the Board. The Committee generally meets quarterly and on an as-needed basis to review and evaluate the effectiveness of  the valuation policies and procedures in accordance with the requirements of  Rule 2a-5.
Investments in short-term securities held by the Funds having a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Investments in other open-end investment companies registered under the 1940 Act, including money market funds, are valued at such investment companies' net asset value per share.
Equity securities, including traded rights, warrants and option contracts for which valuation information is readily available, are valued at the last quoted sales price or official closing price on the primary market or exchange on which they are traded as reported by an independent pricing service. In the absence of quoted sales, such securities are generally valued at the bid price or, in the absence of a recent bid price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.
Securities in which the Funds invest may be traded in foreign markets that close before the close of the NYSE. Developments that occur between the close of the foreign markets and the close of the NYSE may result in adjustments to the closing foreign prices to reflect what the Valuation Designee, through its Committee, believes to be the fair value of these securities as of the close of the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but the NYSE is open.

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FASB Accounting Standards Codification 820 – Fair Value Measurements and Disclosures (“ASC 820”) defines fair value as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability and may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds' own assumptions based on the best information available in these circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. Each Fund's quantitative summary by Level can be found in Note 3.
• Level 1 – quoted prices in active markets for identical investments
• Level 2 – significant other observable inputs (including quoted prices for similar or identical investments, amortized cost, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)
The Funds' valuation techniques are generally consistent with either the market or the income approach to fair value. The market approach considers prices and other relevant information generated by market transactions involving identical or comparable assets to measure fair value. The income approach converts future amounts to a current, or discounted, single amount. These fair value measurements are determined on the basis of the value indicated by current market expectations about such future events. Inputs for Level 1 include exchange-listed prices and broker quotes in an active market. Inputs for Level 2 include the last trade price in the case of a halted security, an exchange-listed price which has been adjusted for fair value factors, and prices of closely related securities. Additional Level 2 inputs include an evaluated price which is based upon a compilation of observable market information such as spreads for fixed income and preferred securities. Inputs for Level 3 include, but are not limited to, revenue multiples, bookings multiples, earnings before interest, taxes, depreciation and amortization (“EBITDA”) multiples, transaction pricing, performance of comparable publicly traded securities, discount rates, time to exit and the probabilities of success of certain outcomes. Such unobservable market information may be obtained from a company’s financial statements and from industry studies, market data, and market indicators such as benchmarks and indexes. Because of the inherent uncertainty and often limited markets for restricted securities, the valuations assigned to such securities by the Funds may

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

significantly differ from the valuations that would have been assigned by the Funds had there been an active market for such securities.
NOTE 3 — Fair Value Measurements:

The following is a summary of the inputs used as of January 31, 2026 in valuing the Funds' investments carried at fair value on a recurring basis. Based upon the nature, characteristics, and risks associated with their investments, the Funds have determined that presenting them by security type and sector is appropriate.

Alger Capital Appreciation Institutional Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$449,356,017	$449,356,017	$—	$—
Consumer Discretionary	424,363,077	424,363,077	—	—
Consumer Staples	6,078,076	6,078,076	—	—
Energy	12,362,568	12,362,568	—	—
Financials	91,571,664	91,571,664	—	—
Health Care	224,249,155	224,249,155	—	—
Industrials	172,451,696	172,451,696	—	—
Information Technology	1,484,738,599	1,484,738,599	—	—
Materials	22,348,065	22,348,065	—	—
Utilities	100,462,915	100,462,915	—	—
TOTAL COMMON STOCKS	$2,987,981,832	$2,987,981,832	$—	$—
PREFERRED STOCKS
Industrials	22,109,421	—	—	22,109,421
Information Technology	60,561,452	—	—	60,561,452
TOTAL PREFERRED STOCKS	$82,670,873	$—	$—	$82,670,873
SPECIAL PURPOSE VEHICLE
Information Technology	12,879,000	—	—	12,879,000
TOTAL INVESTMENTS IN SECURITIES	$3,083,531,705	$2,987,981,832	$—	$95,549,873

Alger Focus Equity Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$706,782,573	$706,782,573	$—	$—
Consumer Discretionary	819,287,078	819,287,078	—	—
Financials	100,231,735	100,231,735	—	—
Health Care	243,608,455	243,608,455	—	—
Industrials	292,315,058	292,315,058	—	—
Information Technology	2,383,473,479	2,383,473,479	—	—
Materials	32,105,173	32,105,173	—	—
Utilities	156,387,476	156,387,476	—	—
TOTAL COMMON STOCKS	$4,734,191,027	$4,734,191,027	$—	$—
PREFERRED STOCKS
Industrials	19,118,694	—	—	19,118,694
Information Technology	131,334,097	—	—	131,334,097
TOTAL PREFERRED STOCKS	$150,452,791	$—	$—	$150,452,791

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Focus Equity Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
SPECIAL PURPOSE VEHICLE
Information Technology	$27,433,000	$—	$—	$27,433,000
SHORT-TERM INVESTMENTS
Money Market Funds	37,588,391	37,588,391	—	—
TOTAL INVESTMENTS IN SECURITIES	$4,949,665,209	$4,771,779,418	$—	$177,885,791

Alger Mid Cap Growth Institutional Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$2,527,372	$2,527,372	$—	$—
Consumer Discretionary	8,682,058	8,682,058	—	—
Consumer Staples	2,569,364	2,569,364	—	—
Financials	4,248,553	4,248,553	—	—
Health Care	7,085,844	7,085,844	—	—
Industrials	13,970,979	13,970,979	—	—
Information Technology	8,889,945	8,889,945	—	—
Materials	806,462	806,462	—	—
Real Estate	1,934,629	1,934,629	—	—
Utilities	1,479,126	1,479,126	—	—
TOTAL COMMON STOCKS	$52,194,332	$52,194,332	$—	$—
PREFERRED STOCKS
Industrials	255,819	—	—	255,819
Information Technology	280,196	—	—	280,196
TOTAL PREFERRED STOCKS	$536,015	$—	$—	$536,015
RIGHTS
Health Care	— [1]	—	—	— [1]
SPECIAL PURPOSE VEHICLE
Information Technology	157,000	—	—	157,000
WARRANTS
Information Technology	— [2]	—	— [2]	—
SHORT-TERM INVESTMENTS
Money Market Funds	1,652,155	1,652,155	—	—
TOTAL INVESTMENTS IN SECURITIES	$54,539,502	$53,846,487	$—	$693,015

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Small Cap Growth Institutional Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$633,289	$633,289	$—	$—
Consumer Discretionary	6,712,701	6,712,701	—	—
Consumer Staples	1,511,896	1,511,896	—	—
Financials	5,649,882	5,649,882	—	—
Health Care	26,732,491	26,667,484	—	65,007
Industrials	19,972,793	19,972,793	—	—
Information Technology	14,597,444	14,597,444	—	—
Materials	103,123	103,123	—	—
Utilities	367,961	367,961	—	—
TOTAL COMMON STOCKS	$76,281,580	$76,216,573	$—	$65,007
PREFERRED STOCKS
Health Care	166,098	—	—	166,098
RIGHTS
Health Care	42,384 [1]	—	—	42,384 [1]
SPECIAL PURPOSE VEHICLE
Information Technology	402,001	—	—	402,001
SHORT-TERM INVESTMENTS
Money Market Funds	1,374,974	1,374,974	—	—
TOTAL INVESTMENTS IN SECURITIES	$78,267,037	$77,591,547	$—	$675,490

[1]
Each of Alger Mid Cap Growth Institutional Fund's and Alger Small Cap Growth Institutional Fund's holdings of Tolero
CDRs are classified as a Level 3 investment and are fair valued at zero as of January 31, 2026.

[2]
Alger Mid Cap Growth Institutional Fund's holdings of Constellation Software, Inc. warrants expiring March 31, 2040, are classified as a Level 2 investment and are fair valued at zero as of January 31, 2026.

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Capital Appreciation Institutional Fund	Preferred Stocks
Opening balance at November 1, 2025	$42,884,542
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	9,760,558
Purchases and Sales/Distributions
Purchases	30,025,773
Sales/Distributions	—
Closing balance at January 31, 2026	82,670,873
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2026	$9,760,558

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Capital Appreciation Institutional Fund	Special Purpose Vehicle
Opening balance at November 1, 2025	$—
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(418,567)
Purchases and Sales/Distributions
Purchases	13,297,567
Sales/Distributions	—
Closing balance at January 31, 2026	12,879,000
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2026	$(418,567)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Focus Equity Fund	Preferred Stocks
Opening balance at November 1, 2025	$106,986,387
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	22,573,998
Purchases and Sales/Distributions
Purchases	20,892,406
Sales/Distributions	—
Closing balance at January 31, 2026	150,452,791
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2026	$22,573,998

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Focus Equity Fund	Special Purpose Vehicle
Opening balance at November 1, 2025	$—
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(891,572)
Purchases and Sales/Distributions
Purchases	28,324,572
Sales/Distributions	—
Closing balance at January 31, 2026	27,433,000
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2026	$(891,572)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Mid Cap Growth Institutional Fund	Preferred Stocks
Opening balance at November 1, 2025	$280,196
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and Sales/Distributions
Purchases	255,819
Sales/Distributions	—
Closing balance at January 31, 2026	536,015
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2026	$—

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Mid Cap Growth Institutional Fund	Rights
Opening balance at November 1, 2025	$—*
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and Sales/Distributions
Purchases	—
Sales/Distributions	—
Closing balance at January 31, 2026	—*
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2026	$—

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Mid Cap Growth Institutional Fund	Special Purpose Vehicle
Opening balance at November 1, 2025	$—
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(5,103)
Purchases and Sales/Distributions
Purchases	162,103
Sales/Distributions	—
Closing balance at January 31, 2026	157,000
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2026	$(5,103)

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Small Cap Growth Institutional Fund	Common Stocks
Opening balance at November 1, 2025	$63,250
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	1,757
Purchases and Sales/Distributions
Purchases	—
Sales/Distributions	—
Closing balance at January 31, 2026	65,007
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2026	$1,757

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Small Cap Growth Institutional Fund	Preferred Stocks
Opening balance at November 1, 2025	$166,098
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and Sales/Distributions
Purchases	—
Sales/Distributions	—
Closing balance at January 31, 2026	166,098
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2026	$—

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Small Cap Growth Institutional Fund	Rights
Opening balance at November 1, 2025	$42,384*
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and Sales/Distributions
Purchases	—
Sales/Distributions	—
Closing balance at January 31, 2026	42,384*
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2026	$—

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Small Cap Growth Institutional Fund	Special Purpose Vehicle
Opening balance at November 1, 2025	$—
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(13,064)
Purchases and Sales/Distributions
Purchases	415,065
Sales/Distributions	—
Closing balance at January 31, 2026	402,001
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2026	$(13,064)

*	Includes securities that are fair valued at zero during the period ended January 31, 2026.
The following table provides quantitative information about each Fund's Level 3 fair value measurements of its investments as of January 31, 2026. The table below is not intended to be all-inclusive, but rather provides information on the Level 3 inputs as they relate to each Fund's fair value measurements.

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	Fair Value January 31, 2026	Valuation Methodology	Unobservable Inputs	Inputs/Range	Weighted Average Inputs
Alger Capital Appreciation Institutional Fund
Preferred Stocks	$54,279,010	Market Approach	Revenue Multiple	22.00x	N/A*
	6,282,442	Market Approach	Bookings Multiple	28.62x	N/A*
	8,572,398	Market Approach	Transaction Price (a)	N/A	N/A*
	13,537,023	Market Approach	Transaction Price (b)	N/A	N/A*
Special Purpose Vehicle	12,879,000	Market Approach	Transaction Price (c)	N/A	N/A*
Alger Focus Equity Fund
Preferred Stocks	108,662,710	Market Approach	Revenue Multiple	22.00x	N/A*
	22,671,387	Market Approach	Bookings Multiple	28.62x	N/A*
	19,118,684	Market Approach	Transaction Price (b)	N/A	N/A*
Special Purpose Vehicle	27,433,000	Market Approach	Transaction Price (c)	N/A	N/A*
Alger Mid Cap Growth Institutional Fund
Preferred Stocks	280,196	Market Approach	Bookings Multiple	28.62x	N/A*
	117,223	Market Approach	Transaction Price (a)	N/A	N/A*
	138,596	Market Approach	Transaction Price (b)	N/A	N/A*
Rights	—	Income Approach	Discount Rate Probability of Success (d)	100% 0.00%	N/A* N/A*
Special Purpose Vehicle	157,000	Market Approach	Transaction Price (c)	N/A	N/A*
Alger Small Cap Growth Institutional Fund
Common Stocks	65,007	Market Approach	Revenue Multiple	2.26x	N/A*
Preferred Stocks	166,098	Market Approach	Revenue Multiple	2.26x	N/A*
Rights	42,384	Income Approach	Discount Rate Probability of Success (d)	4.65%-100.00% 0.00%-44.00%	4.71% 39.16%
Special Purpose Vehicle	402,001	Market Approach	Transaction Price (c)	N/A	N/A*

*	Security type listed and respective valuation methodology and unobservable input, represents only one investment.
(a)
Fair value was determined based on the recent acquisition price (transaction price) as a best measure of fair value with no material changes in valuation assumptions since the acquisition date of January 29, 2026.

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

(b)
Fair value was determined based on the recent acquisition price (transaction price) as a best measure of fair value with no material changes in valuation assumptions since the acquisition date of November 18, 2025.

(c)
Fair value was determined based on the recent acquisition price (transaction price) as a best measure of fair value with no material changes in valuation assumptions since the acquisition date of November 4, 2025.

(d)	Tolero CDRs are classified as a Level 3 investment and are fair valued at zero as of January 31, 2026.
The significant unobservable inputs used in the fair value measurement of each Fund's securities are revenue, bookings, and EBITDA multiples, publicly traded comparable securities’ market value and revenue multiples, transaction pricing, discount rates, and the probability of success of certain outcomes. Significant increases and decreases in these inputs in isolation and interrelationships between these inputs would have resulted in significantly higher or lower fair value measurements than those noted in the table above. Generally, all other things being equal, increases in revenue and EBITDA multiples, decreases in discount rates, and increases in the probability of success result in higher fair value measurements, whereas decreases in revenues and EBITDA multiples, increases in discount rates, and decreases in the probability of success result in lower fair value measurements.  For the period ended January 31, 2026, there were no changes in valuation methodology on Level 3 investments.
NOTE 4 — Affiliated Securities:

During the period ended January 31, 2026, as disclosed in the following table, certain Funds held 5% or more of the outstanding voting securities of the issuers listed below. As such, these issuers were “affiliated persons” of the applicable Fund(s) for purposes of the 1940 Act. Transactions during the period ended January 31, 2026 with such affiliated persons are summarized below. During this period, other Funds in the Trust may also have held voting shares of the issuers at levels below 5%.

Security	Shares Held at October 31, 2025	Shares Purchased	Shares Sold	Shares Held at January 31, 2026	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized App (Dep)	Value at January 31, 2026
Alger Capital Appreciation Institutional Fund
Special Purpose Vehicle
Crosslink Ventures C, LLC, Cl. A1	—	—	—	—	$—	$—	$1,787,186	$—
Total	—	—	—	—	$—	$—	$1,787,186	$—

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Security	Shares Held at October 31, 2025	Shares Purchased	Shares Sold	Shares Held at January 31, 2026	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized App (Dep)	Value at January 31, 2026
Alger Focus Equity Fund
Special Purpose Vehicle
Disruptive Technology Solutions LI, LLC	—	—	—	—	$—	$—	$(891,572)	$27,433,000
Total	—	—	—	—	$—	$—	$(891,572)	$27,433,000

Security	Shares Held at October 31, 2025	Shares Purchased	Shares Sold	Shares Held at January 31, 2026	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized App (Dep)	Value at January 31, 2026
Alger Mid Cap Growth Institutional Fund
Special Purpose Vehicle
Crosslink Ventures C, LLC, Cl. A1	—	—	—	—	$—	$—	$319,659	$—
Crosslink Ventures C, LLC, Cl. B1	—	—	—	—	—	—	129,929	—
Total	—	—	—	—	$—	$—	$449,588	$—

Security	Shares Held at October 31, 2025	Shares Purchased	Shares Sold	Shares Held at January 31, 2026	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized App (Dep)	Value at January 31, 2026
Alger Small Cap Growth Institutional Fund
Special Purpose Vehicle
Crosslink Ventures C, LLC, CI. A1	—	—	—	—	$—	$—	$741,028	$—
Crosslink Ventures C, LLC, CI. B1	—	—	—	—	—	—	187,676	—
Total	—	—	—	—	$—	$—	$928,704	$—

[1]	Crosslink Ventures C, LLC liquidated and distributed shares of Chime Financial, Inc. Class A during the period, and is no longer deemed an affiliate of the Fund.